CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020	Dec. 31, 2019
Revenues:
Premiums earned, net	$ 199,376		$ 163,710		$ 665,698	$ 456,926
Other income	949	[1]	1,795	[1]	4,214	801
Investment Income, Net					2,976	4,539
Total revenues	200,325		165,505		672,888	462,266
Operating expenses:
Net medical claims incurred	214,432		146,328		590,468	450,645
Salaries and benefits	66,024		21,484		71,256	91,626
General and administrative expenses	38,606		28,483		120,444	94,757
Premium deficiency reserve (benefit) expense	0		(4,282)		(17,128)	7,523
Depreciation and amortization	160		122		555	551
Other expense	191		0			363
Total operating expenses	319,413		192,135		765,595	645,465
Loss from operations	(119,088)		(26,630)		(92,707)	(183,199)
Change in fair value of warrants payable	(85,506)		2,237		80,328	2,909
Interest expense	1,175		7,815		35,990	23,155
Amortization of notes and securities discounts	13,660		5,712		21,118	15,913
(Gain) loss on derivative	0		(14,232)		(93,751)	138,561
Net loss	$ (48,417)		$ (28,162)		$ (136,392)	$ (363,737)
Per share data:
Net loss per share attributable to common stockholders basic and diluted	$ (0.13)		$ (0.32)
Basic and diluted weighted average number of common shares and common share equivalents outstanding	376,170,545	[2]	88,330,996	[2]	88,691,582	87,829,419
Unrealized (gain) loss on available-for-sale investments	$ (493)		$ 1,723		$ (36)	$ 46
Comprehensive loss	$ (48,910)		$ (26,439)		$ (136,428)	$ (363,691)
Reverse Capitalization [Member]
Per share data:
Net loss per share attributable to common stockholders basic and diluted					$ (1.54)	$ (4.14)

[1]	In the first quarter of 2021, other income and investment income, net, were combined into a single line item for other income. Prior period balances have been revised to conform to the current period presentation.
[2]	Prior period results have been adjusted to reflect the exchange of Legacy Clover’s common stock for Clover Class B Common Stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the Business Combination. See Note 3, “Business combination,” for details.